Income Taxes - Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities (Parenthetical) (Details)	12 Months Ended
Apr. 30, 2021
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Disclosure Of Income Taxes [Line Items]
Non capital loss carried forward expiration period	2026
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Disclosure Of Income Taxes [Line Items]
Non capital loss carried forward expiration period	2039